Commitments (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Nov. 30, 2021 ft²
Loss Contingency [Abstract]
Area of office space leased | ft²	9,091	9,091
Contingent liabilities | $	$ 0